Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS ALTERNATIVE INCOME FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001307144
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A